                         SMITHGRAHAM INSTITUTIONAL FUNDS

                         SG GOVERNMENT MONEY MARKET FUND
                           SG PRIME MONEY MARKET FUND
                               SG YIELD PLUS FUND
                                  (the "Funds")

                        Supplement dated January 16, 2003
                                       to
         Statement of Additional Information (SAI) dated August 1, 2002, as previously supplemented October 16, 2002


This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

The Statement of Additional Information is amended as follows:

I. Effective January 15, 2003, the address listed on page 15 of the SAI for PFPC Distributors, Inc., the Funds' principal underwriter is hereby changed to:

      760 Moore Road, King of Prussia, Pennsylvania 19406.

II. The following information is being added to the "TRUSTEES AND OFFICERS" chart on page 11 of the SAI under the caption "INTERESTED TRUSTEES":

-------------------------------------------------------------------------------------------------------------------
                                                                       Number of
                                                                        Funds in
                                                       Principal         Fund
                        Position(s) Term of Office    Occupation(s)     Complex               Other
                         Held with   and Length of     During Past     Overseen by  Directorships/Trusteeships
Name and Birthdate         Trust      Time Served      Five Years       Trustee          Held by Trustee
-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Gerald B. Smith         Trustee     Shall serve     From 1990 to              3     Schwab Capital Trust, Schwab
September 28, 1950                  until death,    present, Chairman               Investments, Schwab Annuity
                                    resignation or  and Chief                       Portfolios and the Charles
                                    removal.        Executive Officer               Schwab Family of Funds
                                    Trustee since   of Smith, Graham &              (registered investment
                                    2002.           Company Investment              companies with 45
                                                    Advisors, L.P.                  portfolios); Penzoil-Quaker
                                                                                    State Company (oil and gas);
                                                                                    and Cooper Industries
                                                                                    (electrical products, tools
                                                                                    and hardware).  He also
                                                                                    serves on the management
                                                                                    board of Rorento Fund, N.V.
                                                                                    (a Netherland Antilles-based
                                                                                    investment fund) and on the
                                                                                    audit committee of Northern
                                                                                    Border Partners, L.P.
                                                                                    (energy firm).
-------------------------------------------------------------------------------------------------------------------

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III.     Effective October 16, 2002:

The section titled "PURCHASE, REDEMPTION AND PRICING OF SHARES" on page 16 of the SAI is hereby amended to include the following:

              Shares of the Funds may also be purchased by means of "in-kind" securities transactions pursuant to which securities, rather than cash, may be accepted as payment for Fund shares if prior approval is received from the Distributor. Securities used to purchase Fund shares must be appropriate investments for the subject Fund, consistent with its investment objective, policies and limitations. The securities will be valued in accordance with the Funds' policies for calculating net asset value, determined as of the close of business on the day on which the securities are received in salable form. A shareholder or prospective shareholder should contact the Distributor or the Adviser at (800) 304-2457 in order to receive the necessary approval to engage in such a transaction.





























               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE